UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2002
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	655 Third Avenue
		19th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, September 30, 2002

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $221,776

List of Other Included Managers:	None

No.13F File Number		Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Incorporated             COM              00817Y108     7656   213800 SH       SOLE                   102300            111500
                                                               418    11680 SH       OTHER                                     11680
Air Products & Chemicals       COM              009158106     5513   131240 SH       SOLE                    60730             70510
                                                               406     9670 SH       OTHER                                      9670
American International Group   COM              026874107     2085    38120 SH       SOLE                    17400             20720
                                                               142     2590 SH       OTHER                                      2590
Bank of America                COM              060505104     4630    72570 SH       SOLE                    33670             38900
                                                               372     5825 SH       OTHER                                      5825
Black & Decker                 COM              091797100     4782   114050 SH       SOLE                    54000             60050
                                                               294     7020 SH       OTHER                                      7020
Burlington Resources           COM              122014103     6051   157730 SH       SOLE                    69630             88100
                                                               320     8335 SH       OTHER                                      8335
Canadian National Railway      COM              136375102     4729   126635 SH       SOLE                    52025             74610
                                                               287     7695 SH       OTHER                                      7695
Ceridian Corp New Com          COM              156779100     3509   246274 SH       SOLE                   115200            131074
                                                               255    17870 SH       OTHER                                     17870
Chevron Texaco Corp.           COM              166764100     4055    58554 SH       SOLE                    28835             29719
                                                               325     4690 SH       OTHER                                      4690
Citigroup Inc.                 COM              172967101     5907   199240 SH       SOLE                    89620            109620
                                                               377    12705 SH       OTHER                                     12705
Compass Bancshares             COM              20449H109     5733   194420 SH       SOLE                    88650            105770
                                                               386    13090 SH       OTHER                                     13090
Costco Wholesale Corp.         COM              22160K105     4704   145310 SH       SOLE                    64820             80490
                                                               340    10510 SH       OTHER                                     10510
Dell Corporation               COM              247025109     5838   248310 SH       SOLE                   113710            134600
                                                               421    17920 SH       OTHER                                     17920
Devon Energy                   COM              25179m103     4660    96590 SH       SOLE                    45570             51020
                                                               331     6870 SH       OTHER                                      6870
Emerson Electric               COM              291011104     3128    71180 SH       SOLE                    32980             38200
                                                               373     8490 SH       OTHER                                      8490
Exxon Mobil Corp.              COM              30231G102     4764   149350 SH       SOLE                    65980             83370
                                                               284     8900 SH       OTHER                                      8900
Fannie Mae                     COM              313586109      329     5531 SH       SOLE                     3000              2531
Federated Investors            COM              314211103     5313   196850 SH       SOLE                    91320            105530
                                                               387    14330 SH       OTHER                                     14330
First Virginia Bank            COM              337477103     3313    88820 SH       SOLE                    42050             46770
                                                               229     6130 SH       OTHER                                      6130
Freddie Mac                    COM              313400301     5998   107300 SH       SOLE                    46500             60800
                                                               418     7470 SH       OTHER                                      7470
General Electric               COM              369604103     4538   184093 SH       SOLE                    82048            102045
                                                               269    10910 SH       OTHER                                     10910
General Motors                 COM              370442105     3273    84130 SH       SOLE                    48030             36100
                                                               290     7455 SH       OTHER                                      7455
Greenpoint Financial           COM              395384100     6232   149307 SH       SOLE                    70510             78797
                                                               259     6215 SH       OTHER                                      6215
Guidant Corporation            COM              401698105     2755    85275 SH       SOLE                    49575             35700
                                                               336    10395 SH       OTHER                                     10395
Honeywell Int'l Inc.           COM              438516106     3102   143203 SH       SOLE                    82100             61103
                                                               279    12870 SH       OTHER                                     12870
International Business Machine COM              459200101     2189    37535 SH       SOLE                    15530             22005
Johnson & Johnson              COM              478160104     1325    24500 SH       SOLE                                      24500
Kinder Morgan Energy           COM              494550106      278     8710 SH       SOLE                     8710
Kinder Morgan Inc.             COM              49455P101     5145   145130 SH       SOLE                    60840             84290
                                                               362    10215 SH       OTHER                                     10215
Kroger Company                 COM              501044101     4122   292330 SH       SOLE                   137090            155240
                                                               354    25110 SH       OTHER                                     25110
Laboratory Corp. Amer hld com  COM              50540R409     6401   189480 SH       SOLE                    84430            105050
                                                               434    12860 SH       OTHER                                     12860
Liberty Media Group            COM              530718105      857   119300 SH       SOLE                      500            118800
MBIA                           COM              55262C100     4318   108080 SH       SOLE                    50080             58000
                                                               420    10515 SH       OTHER                                     10515
Marsh & McLennan               COM              571748102     5749   138060 SH       SOLE                    61540             76520
                                                               409     9830 SH       OTHER                                      9830
Northrop Grumman Corp.         COM              666807102     8863    71455 SH       SOLE                    32955             38500
                                                               476     3840 SH       OTHER                                      3840
Ocean Energy                   COM              67481E106     3164   158620 SH       SOLE                    74620             84000
                                                               229    11485 SH       OTHER                                     11485
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     6236   168780 SH       SOLE                    83620             85160
                                                               453    12260 SH       OTHER                                     12260
Pfizer Inc.                    COM              717081103     3325   114580 SH       SOLE                    52180             62400
                                                               226     7795 SH       OTHER                                      7795
Praxair Inc.                   COM              74005P104     5308   103860 SH       SOLE                    48960             54900
                                                               287     5615 SH       OTHER                                      5615
Prudential                     COM              744320102     6757   236590 SH       SOLE                   106220            130370
                                                               457    15990 SH       OTHER                                     15990
SPX Corp.                      COM              784635104     5616    55655 SH       SOLE                    24440             31215
                                                               376     3725 SH       OTHER                                      3725
Sovereign Bancorp Inc.         COM              845905108     5785   448480 SH       SOLE                   200930            247550
                                                               375    29100 SH       OTHER                                     29100
Transocean, Inc.               COM              G90078109     4058   195110 SH       SOLE                    95870             99240
                                                               327    15700 SH       OTHER                                     15700
Travelers Prop. Class B        COM              89420G406      222    16429 SH       SOLE                     7948              8481
                                                                15     1127 SH       OTHER                                      1127
United Technologies            COM              913017109     4921    87104 SH       SOLE                    38930             48174
                                                               356     6300 SH       OTHER                                      6300
Washington Mutual              COM              939322103     5573   177085 SH       SOLE                    82260             94825
                                                               265     8420 SH       OTHER                                      8420
XL Capital Ltd.                COM              G98255105     5152    70100 SH       SOLE                    30700             39400
                                                               184     2505 SH       OTHER                                      2505